Share Capital, Share Premium and Shares Held in Treasury - Summary of Number of Ordinary Shares (Parenthetical) (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELX PLC [member] | Share capital [member]
Disclosure of classes of share capital [line items]
Total shares in issue net of treasury shares	1,926,018,680	1,931,782,622	1,961,900,000